Financial Risk Management - Summary of Decrease in Interbank Interest Rates (Basis Points) (Detail) $ in Thousands	Dec. 31, 2025 MXN ($)
Likely (25 bps) [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Derivative, value or contract	$ (4,087)
Possible (50 bps) [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Derivative, value or contract	(8,183)
Stress (100 bps) [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Derivative, value or contract	(16,407)
Cash flow hedges [member] | Likely (25 bps) [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Derivative, value or contract	(4,087)
Cash flow hedges [member] | Possible (50 bps) [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Derivative, value or contract	(8,183)
Cash flow hedges [member] | Stress (100 bps) [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Derivative, value or contract	$ (16,407)